Offerings - Offering: 1	Nov. 24, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 12,315,068,654.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,700,710.98
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated October 25, 2025 (the "Merger Agreement"), among Novartis AG, a company limited by shares (Aktiengesellschaft) incorporated under the laws of Switzerland, Ajax Acquisition Sub, Inc., a Delaware corporation and an indirect wholly owned subsidiary of Novartis AG, and Avidity Biosciences, Inc. (the "Company"). (1) Title of each class of securities to which the transaction applies: Common stock, par value $0.0001 per share, of the Company ("Company Common Stock"). (2) Aggregate number of securities to which the transaction applies: As of November 18, 2025, the maximum number of shares of Company Common Stock to which this transaction applies is estimated to be 171,389,504, which consists of: (a) 150,749,578 shares of Company Common Stock entitled to receive $73.58, which is the sum of (x) a $72.00 cash payment, the per share merger consideration, without interest and subject to any applicable withholding taxes, and (y) $1.58, the estimated value of each share of SpinCo Common Stock (as defined in the Merger Agreement) per share of Company Common Stock (the "Transactions Consideration"); (b) 13,661,339 shares of Company Common Stock, underlying outstanding and unexercised stock options that have an exercise price of less than $72.00 (an "In-the-Money Option") that are vested or will vest immediately prior to (and contingent upon) the Effective Time, entitled to receive the Transactions Consideration less any applicable exercise price; (c) 3,917,795 shares of Company Common Stock underlying restricted stock units (whether subject to time-based or performance based vesting, the "Company RSUs") entitled to receive the Transactions Consideration; and (d) 3,060,792 shares of Company Common Stock underlying outstanding warrants ("Company Warrants") entitled to receive the Transactions Consideration less the exercise price of each Company Warrant. (3) Per unit price or other underlying value of transaction computed pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of November 18, 2025, the underlying maximum aggregate value of the transaction was calculated as the sum of: (a) the product of 150,749,578 shares of Company Common Stock and the Transactions Consideration; (b) the product of 13,661,339 In-the-Money Options and $51.93, which is the difference between the Transactions Consideration and the weighted-average exercise price of In-the-Money Options of $21.65; (c) the product of 3,917,795 shares of Company Common Stock underlying Company RSUs and the Transactions Consideration; and (d) the product of 3,060,792 of Company Common Stock underlying outstanding Company Warrants, and $73.579, which is the difference between the Merger Consideration and the Company Warrants' exercise price of $0.001. (4) In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00013810.